1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 1) (USD $)	12 Months Ended		92 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Summary Of Significant Accounting Policies And Organization Tables
Expected income tax recovery (expense) at the statutory rate of 34%	$ (2,539,012)	$ (544,999)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	2,153,127	324,053
Change in valuation allowance	385,853	220,946
Provision for income taxes	$ 0	$ 0	$ 0